Employee Benefits - Schedule of Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Projected benefit obligation	$ 912	$ 916
Fair value of plan assets	743	697
Accumulated benefit obligation	849	852
Fair value of plan assets	$ 743	$ 697